--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                                     New England
                                                           Municipal Income Fund

                                                               [graphic omitted]
                                                                       Where
                                                                      The Best
                                                                        Minds
                                                                       Meet(R)

-------------
JUNE 30, 1999
-------------

--------------------------------------------------------------------------------

                                                                     August 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

--------------------------------------------------------------------------------
"Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing."
--------------------------------------------------------------------------------

Dear Shareholder,

Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

    Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO

--------------------------------------------------------------------------------
                        NEW ENGLAND MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999
--------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Municipal Income Fund's Class A shares since 6/30/89, compared to the Lehman Municipal Index. The plot points to this chart are as follows:]

                           JUNE 1989 THROUGH JUNE 1999

                                                            LEHMAN
                     NET               MAXIMUM             MUNICIPAL
                    ASSET               SALES                 BOND
                   VLAUE(1)            CHARGE(2)            INDEX(4)
                   --------           ----------           ---------
    6/89            $10,000             $ 9,550             $10,000
    6/90            $10,507             $10,034             $10,681
    6/91            $11,275             $10,768             $11,643
    6/92            $12,725             $12,152             $13,014
    6/93            $14,244             $13,603             $14,570
    6/94            $14,052             $13,420             $14,599
    6/95            $15,148             $14,467             $15,883
    6/96            $16,084             $15,361             $16,937
    6/97            $17,352             $16,571             $18,462
    6/98            $18,795             $17,950             $20,060
    6/99            $19,194             $18,330             $20,614

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will differ from that shown based on differences in inception dates, fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
                        NEW ENGLAND MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS - 6/30/99
--------------------------------------------------------------------------------

   CLASS A (Inception 5/9/77)  6 MONTHS      1 YEAR        5 YEARS      10 YEARS
   Net Asset Value(1)             -0.3%        2.1%          6.4%         6.7%
   With Maximum Sales Charge(2)   -4.9        -2.5           5.5          6.3
--------------------------------------------------------------------------------

                                                                        SINCE
   CLASS B (Inception 9/13/93)  6 MONTHS      1 YEAR        5 YEARS   INCEPTION
   Net Asset Value(1)             -0.7%        1.5%          5.6%        3.9%
   With CDSC(3)                   -5.5        -3.4           5.3         3.7
--------------------------------------------------------------------------------

                                                                         SINCE
                                                                        FUND'S
                                                                        CLASS B
   COMPARATIVE PERFORMANCE   6 MONTHS   1 YEAR   5 YEARS    10 YEARS   INCEPTION
   Lehman Municipal Bond
     Index(4)                 -0.9%    2.8%       7.0%       7.4%        5.5%
   Lipper General Municipal
     Debt Average(5)          -1.8      1.1        6.2       6.9          4.6
   Morningstar Muni National
     Long Avg.(6)             -1.8      1.1        6.2       6.8          4.6
--------------------------------------------------------------------------------

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.
                                                            YIELDS AS OF 6/30/99
--------------------------------------------------------------------------------
                               CLASS A               CLASS B
   SEC 30-day Yield7             4.8%                 4.2%
   Taxable Equivalent Yield8     7.9                  7.0
--------------------------------------------------------------------------------

NOTES TO CHARTS

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.5% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1% sales charge on redemptions within the first year of purchase.

(4) Lehman Municipal Bond Index is an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. The performance of the index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index. Class B since inception return is calculated from 9/30/93.

(5) Lipper General Municipal Debt Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service. Class B since inception return is calculated from 9/30/93.

(6) Morningstar Muni National Long Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Class B since inception return is calculated from 9/30/93.

(7) SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines.

(8) Taxable equivalent yield is based on the maximum federal income tax bracket of 39.6%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains distributions, if any, are subject to the capital gains tax rate.

--------------------------------------------------------------------------------
                        NEW ENGLAND MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

[Photo of James Welch]

James Welch
Back Bay Advisors, L.P.

Q. How did New England Municipal Income Fund perform over the past six months?

New England Municipal Income Fund delivered a total return of -0.3% for Class A shares at net asset value for the six months ended June 30, 1999, including a $0.22 per share price decline to $7.54 and the reinvestment of $0.20 per share in dividend distributions. Your Fund's performance, although disappointing, was comparable with that of its peer group of 264 General Municipal Debt Funds, which posted a return of -1.8% for the period, as tracked by Lipper Inc.

In addition, your Fund provided a high level of tax-free income. At the end of the period, the Fund's 30-day SEC yield for Class A shares was 4.8%. This translates into a taxable equivalent yield of 7.9%, based on the maximum federal income tax rate of 39.6%.

Q. What was the investment environment for municipal bonds during the period?

The investment climate for fixed-income markets in general was challenging. With strong economic growth, improving global economies and the widely anticipated action of the Federal Reserve Board to raise short-term interest rates in June, most types of bonds tended to lose value as interest rates rose.

Even though solid economic growth and low inflation improved the fiscal health and creditworthiness of many municipalities, generating higher tax revenues, rising interest rates had an overall negative effect on the value of all bonds, including municipal bonds.

In addition, as we entered 1999, municipal bond yields were at historically high levels compared to U.S. Treasury yields. On both an absolute and relative basis, municipal bond yields at times were higher than those of their U.S. government counterparts - providing individual investors more income than U.S. Treasuries, both before and after taxes.

                      CREDIT QUALITY COMPOSITION - 6/30/99

                    AAA                               26.4%
                    AA                                 5.7%
                    A                                 22.7%
                    BBB                               38.7%
                    BB/Not Rated                       6.6%

                           Average Credit Quality = A
                     Average Portfolio Maturity = 17.6 Years
           Quality is based on ratings provided by Standard & Poor's.
               Portfolio holdings and asset allocation will vary.

Q. Did supply and demand impact the tax-exempt market?

Interest rates aside, the supply and demand dynamic is the biggest influence on the municipal market. Throughout the period, the supply of high quality, tax-exempt issues did not keep up with demand, supporting prices.

This imbalance of supply and demand prevented greater loss in the Fund's net asset value in a generally rising interest rate environment. Remember, as interest rates rise, bond prices fall. In fact, municipal securities provided investors with a smart alternative to taxable investments, which were impacted to a greater degree by rising rates over the past six months.

Q. What strategies did you use in managing the Fund?

Throughout the period, we kept a watchful eye on interest rates. As inflation fears heated up, and it became clear that the Federal Reserve Board would maintain a tighter rein on rates, we adopted a defensive policy, gradually shortening the Fund's average maturity and lowering duration.

As of June 30, 1999, the Fund's average maturity was 17.6 years with a duration of 6.3 years.

In a steady interest rate environment - such as we witnessed in 1998 - we seek longer maturities, which tend to offer higher yields in exchange for slightly higher risk. In contrast, when we expect rates to rise, we typically shorten the portfolio's average maturity, so that issues coming due can be reinvested at higher rates. During the first half of 1999, when interest rates gradually rose, the portfolio's shorter duration and average maturity helped the Fund's performance.

As we added new positions during the period, we also emphasized higher-quality bonds. Amid an uncertain interest rate climate, we believe that higher quality bonds offer better relative value due to their greater creditworthiness and stable yield characteristics. On June 30, 1999, the average credit quality was "A" as rated by Standard & Poor's.

Over the past six months, while we pulled back on duration and average maturity, we maintained our focus on sectors we previously found attractive. For example, the airline industry continued to comprise a significant portion of the portfolio. The transportation sector in general has reaped the rewards of a healthy economy and provides compelling investment opportunities. We also placed renewed emphasis on housing bonds, which have recently come back into favor as interest rates have risen and the demand for mortgage refinancings has dropped.

Q. What is your outlook for municipal bonds over the next few months?

We believe that municipal bonds may benefit from several factors over the coming months. Yields of municipal securities remain high when compared to taxable securities, and we see continued potential for this outperformance. In addition, we expect the economy to remain on its slow, steady, non-inflationary growth path, helping municipalities to further improve from a credit standpoint. Finally, we anticipate that new supply of municipal issues will continue to trend downward and that demand will remain strong - keeping the door open for further price appreciation potential.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax. U.S. Treasury bills and U.S. government bonds fluctuate in value, but they are guaranteed as to the timely payment of interest and, if held to maturity, provide a guaranteed return of principal. Government guarantees apply to individual securities only and not to prices and yields of shares in a managed portfolio. The Fund invests in higher-yielding securities. Investing in lower-rated, higher-yielding bonds may involve greater risk. These risks may increase share price volatility. See the Fund's prospectus for details.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

TAX EXEMPT OBLIGATIONS - 100.1% OF TOTAL NET ASSETS

                                                                                          RATINGS (C)
                                                                                      --------------------
 PRINCIPAL                                                                                        STANDARD
  AMOUNT      DESCRIPTION                                                              MOODY'S     & POOR'S      VALUE (A)
----------------------------------------------------------------------------------------------------------------------------
              ALASKA - 0.4%
$   690,000   Alaska State Housing Finance Corp., 6.500%, 6/01/2034 ...............        Aaa        AAA      $     710,369
                                                                                                               -------------
              ARIZONA - 2.8%
  2,500,000   Navajo County Pollution Control, 5.875%, 8/15/2028 ..................        Baa1       A-           2,531,125
  2,300,000   University of Arizona Revenue Bond, 6.350%, 6/01/2014 ...............        A1         AA           2,516,867
                                                                                                               -------------
                                                                                                                   5,047,992
                                                                                                               -------------
              CALIFORNIA - 9.6%
  3,000,000   Duarte Certificates of Participation, 5.250%, 4/01/2019 .............        Baa2       BBB+         2,817,330
  4,300,000   Foothill/Eastern Transportation Corridor, 6.500%, 1/01/2032 .........        Baa3       BBB-         4,732,709
  2,000,000   Los Angeles Convention & Exhibition, 9.000%, 12/01/2020 .............        Aaa        AAA          2,502,040
  2,000,000   Los Angeles Regional Airport Lease, 6.350%, 11/01/2025, (d) .........        Baa3       BBB-         2,118,780
  3,000,000   Sacramento Power Authority, 6.000%, 7/01/2022 .......................         --        BBB-         3,079,530
  2,000,000   Sacramento, California Pre-refunded, 6.500%, 7/01/2021 ..............         --         --          2,238,500
                                                                                                               -------------
                                                                                                                  17,488,889
                                                                                                               -------------
              COLORADO - 5.8%
  1,500,000   Denver City & County Airport Revenue Bond, 7.500%, 11/15/2006 .......        Baa1       AAA          1,676,010
  1,500,000   Denver City & County Airport Revenue Bond, 7.500%, 11/15/2012 .......        Baa1       AAA          1,676,010
  1,655,000   Denver City & County Airport Revenue Bond, 7.500%, 11/15/2023 .......        Baa1       BBB+         1,854,361
  3,960,000   Denver City & County Airport Revenue Bond, 7.750%, 11/15/2021 .......        Baa1       BBB+         4,267,732
  1,040,000   Denver City & County Airport Revenue Pre-refunded Bond,
                7.750%, 11/15/2021 ................................................        Aaa        BBB+         1,139,622
                                                                                                               -------------
                                                                                                                  10,613,735
                                                                                                               -------------
              FLORIDA - 2.7%
  3,000,000   Escambia County Pollution Control, 6.900%, 8/01/2022 ................        Baa1       BBB          3,223,500
 10,500,000   Housing Finance Corp., Zero Coupon, 7/01/2030 .......................        Aaa        AAA          1,769,565
                                                                                                               -------------
                                                                                                                   4,993,065
                                                                                                               -------------
              GEORGIA - 1.4%
  2,500,000   Atlanta Special Purpose Facilities Revenue Bond, 7.900%, 12/01/2018 .        Ba2        BBB-         2,578,175
                                                                                                               -------------
              ILLINOIS - 3.0%
  2,500,000   Illinois Development Finance Authority Pollution Control,
                7.375%, 7/01/2021 .................................................        Baa1       BBB          2,806,175
  2,250,000   O'Hare International Airport, 8.200%, 12/01/2024 ....................        Baa2       BBB-         2,608,740
                                                                                                               -------------
                                                                                                                   5,414,915
                                                                                                               -------------
              INDIANA - 4.0%
  3,500,000   Indiana Development Finance Authority Pollution Control,
                6.850%, 12/01/2012 ................................................        B1         BB           3,516,625
                                                                                                               -------------
  3,500,000   Indianapolis International Airport Authority Revenue Bond,
                7.100%, 1/15/2017 .................................................        Baa2       BBB          3,856,230
                                                                                                               -------------
                                                                                                                   7,372,855
                                                                                                               -------------
              KANSAS - 1.2%
    650,000   Kansas City Utility Systems Pre-refunded, 6.375%, 9/01/2023 .........        Aaa        AAA            715,787
  1,350,000   Kansas City Utility Systems Revenue Bond, 6.375%, 9/01/2023 .........        Aaa        AAA          1,484,662
                                                                                                               -------------
                                                                                                                   2,200,449
                                                                                                               -------------
              KENTUCKY - 2.0%
  1,500,000   Kenton County Airport Board Revenue Bond, 6.125%, 2/01/2022 .........        Baa3       BBB-         1,529,295
  2,000,000   Kenton County Airport Board Revenue Bond, 7.500%, 2/01/2012 .........        Baa3       BBB-         2,150,780
                                                                                                               -------------
                                                                                                                   3,680,075
                                                                                                               -------------
              MASSACHUSETTS - 8.6%
  5,000,000   Massachusetts Bay Transportation Authority, 5.000%, 3/01/2024 .......        Aa3        AA-          4,645,300
  3,000,000   Massachusetts Bay Transportation Authority, 6.100%, 3/01/2023 .......        Aa3        A            3,189,750
  3,000,000   Massachusetts State Health & Educational Healthcare Systems,
                5.125%, 7/01/2019 .................................................        A1         AA-          2,826,450
  2,500,000   Massachusetts State Housing Finance Agency, 6.300%, 10/01/2013 ......        A1         A+           2,632,450
  2,315,000   Massachusetts State Housing Finance Agency, 6.375%, 4/01/2021 .......        A1         A+           2,442,904
                                                                                                               -------------
                                                                                                                  15,736,854
                                                                                                               -------------
              NEBRASKA - 1.6%
  2,990,000   Nebraska Investment Finance Authority, 5.850%, 9/01/2028 ............         --        AAA          3,012,485
                                                                                                               -------------
              NEW YORK - 24.9%
  1,900,000   New York City, 7.500%, 2/01/2005 ....................................        A3         A-           2,060,265
  4,585,000   New York City, Pre-refunded, 7.000%, 10/01/2013 .....................        A3         A-           5,019,154
  4,000,000   New York City, Series K, 5.375%, 8/01/2019 ..........................        A3         A-           3,939,520
  2,040,000   New York State Dormitory Authority Revenue Bond, 5.375%, 5/15/2016 ..        A3         BBB+         2,055,647
  4,000,000   New York State Dormitory Authority Revenue Bond, 5.500%, 5/15/2013 ..        A3         A-           4,105,240
  5,000,000   New York State Dormitory Authority Revenue Bond, 5.500%, 5/15/2023 ..        A3         BBB+         4,966,800
  1,350,000   New York State Dormitory Authority Revenue Bond, 5.625%, 5/15/2013 ..        A3         BBB+         1,374,462
  2,740,000   New York State Dormitory Authority Revenue Bond, 5.750%, 7/01/2013 ..        Baa1       BBB+         2,866,204
  1,880,000   New York State Dormitory Authority Revenue Bond, 7.500%, 5/15/2013 ..        A3         A-           2,296,815
  2,500,000   New York State Medical Care Facilities Finance, 5.375%, 2/15/2014 ...        A3         BBB+         2,508,800
  1,655,000   New York State Medical Care Facilities Finance, 6.500%, 8/15/2012 ...        Aaa        AAA          1,792,828
  4,150,000   New York State Medical Care Facilities Finance Pre-refunded,
                5.250%, 8/15/2014 .................................................        A3         A-           4,124,104
  1,500,000   New York State Thruway Authority Service Contract, 5.750%, 4/01/2016         Baa1       BBB+         1,524,555
  3,430,000   New York State Urban Development Corp. Revenue Bond, 5.500%, 1/01/2018       Baa1       BBB+         3,426,021
  1,000,000   Onondaga County Industrial Development Agency, 9.000%, 10/01/2007 ...         --        A            1,274,990
  2,000,000   Port Authority New York & New Jersey, 7.000%, 10/01/2007 ............         --         --          2,221,640
                                                                                                               -------------
                                                                                                                  45,557,045
                                                                                                               -------------
              OHIO - 1.9%
  3,000,000   Cleveland Public Power Systems Revenue Bond,
                7.000%, 11/15/2024 ................................................        Aaa        AAA          3,400,620
                                                                                                               -------------
              OREGON - 2.4%
  4,000,000   Western Generation Agency, 7.400%, 1/01/2016 ........................         --         --          4,296,000
                                                                                                               -------------
              PENNSYLVANIA - 10.5%
  3,000,000   Delaware County Pollution Control, 7.375%, 4/01/2021 ................        Baa1       A            3,173,370
  2,725,000   Pennsylvania Convention Center Revenue Bond, 6.700%, 9/01/2014 ......        Baa2       BBB          2,958,314
  2,000,000   Pennsylvania Convention Center Revenue Bond, 6.750%, 9/01/2019 ......        Baa2       BBB          2,170,980
  3,000,000   Pennsylvania Economic Development Financing, 6.600%, 1/01/2019 ......         --        BBB-         3,147,990
  4,000,000   Pennsylvania Economic Development Financing, 7.150%, 12/01/2018 .....         --        BBB-         4,407,720
  3,000,000   Pennsylvania Economic Development Financing, 7.600%, 12/01/2024 .....        Baa3       BBB          3,354,990
                                                                                                               -------------
                                                                                                                  19,213,364
                                                                                                               -------------
              PUERTO RICO - 3.1%
  2,845,000   Commonwealth Highway & Transporation Pre-refunded, 6.625%, 7/01/2018         Aaa        AAA          3,076,896
  2,500,000   Commonwealth Highway & Transportation, Series Y, 5.500%, 7/01/2026 ..        Baa1       A            2,522,900
                                                                                                               -------------
                                                                                                                   5,599,796
                                                                                                               -------------
              TENNESSEE - 1.5%
  2,500,000   Maury County Industrial Development Board, 6.500%, 9/01/2024 ........        A2         A            2,707,200
                                                                                                               -------------
              TEXAS - 4.7%
  2,000,000   Alliance Airport Authority Special Facilities, 6.375%, 4/01/2021 ....        Baa2       BBB          2,091,660
  2,825,000   Fort Worth International Airport, 7.250%, 11/01/2030 ................        Baa2       BBB-         3,051,339
  2,000,000   Houston Airport Systems Revenue, 6.125%, 7/15/2027 ..................        Ba1        BB           2,029,680
  1,500,000   Houston Higher Education Finance Corp., 5.375%, 11/15/2029 ..........        Aaa        AAA          1,478,895
                                                                                                               -------------
                                                                                                                   8,651,574
                                                                                                               -------------
              US VIRGIN ISLANDS - 2.7%
4,500,000 US  Virgin Islands Public Finance Authority Pre-refunded,
                7.250%, 10/01/2018 (d) ............................................         --        AAA          4,993,875
                                                                                                               -------------
              VIRGINIA - 1.6%
  3,075,000   Virginia State Public School Authority, 5.125%, 8/01/2019 ...........        Aa1        AA+          2,979,337
                                                                                                               -------------
              WASHINGTON - 3.2%
  5,000,000   Seattle Water Systems Revenue, 5.250%, 3/01/2024 ....................        Aaa        AAA          4,805,950
  1,000,000   Washington State Public Power Supply, 6.800%, 7/01/2007 .............        Aaa        AA           1,068,450
                                                                                                               -------------
                                                                                                                   5,874,400
                                                                                                               -------------
              WISCONSIN - 0.5%
  1,000,000   Green Bay Redevelopment Authority, 5.600%, 5/01/2019 ................        Baa2        --            977,680
                                                                                                               -------------
              Total Tax Exempt Obligations
              (Identified Cost $169,414,208) ......................................                              183,100,749
                                                                                                               -------------

OPTIONS - 0.0%

  CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
    150       U.S. Treasury Bond Futures, 110 Put, July 1999 ......................                                    7,031
                                                                                                               -------------
              Total Options (Identified Cost $26,531) .............................                                    7,031
                                                                                                               -------------

SHORT TERM INVESTMENT - 0.6%

   PRINCIPAL
    AMOUNT
----------------------------------------------------------------------------------------------------------------------------
  1,024,000   Household Finance Corp., 5.500%, 7/01/1999 ..........................                                1,024,000
                                                                                                               -------------
              Total Short Term Investment (Identified Cost $1,024,000) ............                                1,024,000
                                                                                                               -------------
              Total Investments - 100.7% (Identified Cost $170,464,739)(b) ........                              184,131,780
              Other assets less liabilities .......................................                               (1,248,501)
                                                                                                               -------------
              Total Net Assets - 100% .............................................                            $ 182,883,279
                                                                                                               =============
(a) See Note 1a of Notes to Financial Statements.
(b) Federal Tax Information:
    At June 30, 1999 the net unrealized appreciation on investments based on cost of $170,464,739 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all investments in which there is an excess
     of value over tax cost. ......................................................                            $  14,234,556
   Aggregate gross unrealized depreciation for all investments in which there is an excess
     of tax cost over value. ......................................................                                 (567,515)
                                                                                                               -------------
   Net unrealized appreciation. ...................................................                            $  13,667,041
                                                                                                               =============
   At December 31, 1998 the Fund had a capital loss carryover of approximately  $4,865,416 of which $4,839,685 expires on
   December 31, 2002 and $25,731 expires on December 31, 2005. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(c) The ratings shown are believed to be the most recent ratings available at June 30, 1999. Securities are generally rated at the time of issuance. The rating agencies may revise their rating from time to time. As a result, there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 1999. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.
(d) A portion of these securities ($6,000,000 par) have been segregated as collateral in connection with the Fund's derivative investments at June 30, 1999.

                                       See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1999
(unaudited)

 ASSETS
  Investments at value (Identified cost 170,464,739) ...               $ 184,131,780
  Cash .................................................                         185
  Receivable for:
     Fund shares sold ...................................                    838,992
     Accrued interest ...................................                  3,045,145
                                                                       -------------
                                                                         188,016,102
 LIABILITIES
   Payable for:
   Securities purchased .................................   $4,478,416
     Fund shares redeemed ...............................      209,446
     Dividends declared .................................      256,334
   Accrued expenses:
     Management fees ....................................       66,605
     Deferred trustees' fees ............................       48,637
     Accounting and administrative ......................        9,836
     Other expenses .....................................       63,549
                                                            ----------
                                                                           5,132,823
                                                                       -------------
NET ASSETS ..............................................              $ 182,883,279
                                                                       =============
   Net Assets consist of:
     Capital paid in ....................................              $ 177,059,882
     Undistributed net investment income (loss) .........                    (46,353)
     Accumulated net realized gains (losses) ............                 (7,797,291)
     Unrealized appreciation (depreciation) on investments                13,667,041
                                                                       -------------

NET ASSETS ..............................................              $ 182,883,279
                                                                       =============
   Computation of net asset value and offering price:
   Net asset value and redemption price of Class A shares
   ($166,458,167 / 22,071,491 shares of beneficial interest)                $ 7.54
                                                                            ======
   Offering price per share (100 / 95.50 of $7.54) ......                   $ 7.90*
                                                                            ======
   Net asset value and offering price of Class B shares
   ($16,425,112 / 2,177,710 shares of beneficial interest)                  $ 7.54**
                                                                            ======
 * Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of this amount.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME

  Interest ............................................               $ 5,504,430

  Expenses
    Management fees .....................................  $  406,666
    Service fees - Class A ..............................     209,817
    Service and distribution fees - Class B .............      79,887
    Trustees' fees and expenses .........................       6,970
    Accounting and administrative .......................      30,315
    Custodian ...........................................      46,754
    Transfer agent ......................................      73,845
    Audit and tax services ..............................      19,300
    Legal ...............................................       2,492
    Printing ............................................       6,753
    Registration ........................................      25,412
    Miscellaneous .......................................       6,809
                                                           ----------
  Total expenses ........................................                 915,020
                                                                       -----------
  Net investment income .................................               4,589,410

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on:
    Investments - net ...................................    (855,453)
    Futures contracts - net .............................     123,125
    Options contracts - net .............................     (93,209)
                                                           ----------
  Total realized gain (loss) on investments .............    (825,537)
                                                           ----------
  Unrealized appreciation (depreciation) on
    investments - net ...................................  (4,461,478)
                                                           ----------
  Net gain (loss) on investment transactions ............                (5,287,015)
                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                   $  (697,605)
                                                                        ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)
                                                                  SIX MONTHS
                                               YEAR ENDED            ENDED
                                              DECEMBER 31,          JUNE 30,
                                                  1998               1999
                                               -----------        -----------
FROM OPERATIONS
  Net investment income ...................  $    9,428,133      $    4,589,410
  Net realized gain (loss) on investments .         733,217            (825,537)
  Unrealized appreciation (depreciation) on
  investment transactions .................        (448,293)         (4,461,478)
                                             --------------      --------------
  Increase (decrease) in net assets from
  operations ..............................       9,713,057            (697,605)
                                             --------------      --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ...............................      (8,832,742)         (4,213,164)
    Class B ...............................        (620,875)           (342,595)
  In excess of net investment income
    Class A ...............................         (19,639)                  0
    Class B ...............................          (1,380)                  0
                                             --------------      --------------
                                                 (9,474,636)         (4,555,759)
                                             --------------      --------------
INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM CAPITAL SHARE TRANSACTIONS .      (2,172,125)           (384,247)
                                             --------------      --------------
Total increase (decrease) in net assets ...      (1,933,704)         (5,637,611)

NET ASSETS
  Beginning of the period .................     190,454,594         188,520,890
                                             --------------      --------------
  End of the period .......................  $  188,520,890      $  182,883,279
                                             ==============      ==============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period .......................  $      (80,004)     $      (46,353)
                                             ==============      ==============

                 See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
                                                    FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
(unaudited)
                                                                                CLASS A
                                             -------------------------------------------------------------------------------
                                                                                                                 SIX MONTHS
                                                                 YEAR ENDED DECEMBER 31,                             ENDED
                                              ---------------------------------------------------------------      JUNE 30,
                                              1994          1995          1996          1997           1998         1999
                                              ---------------------------------------------------------------     ----------
Net Asset Value, Beginning of the Period     $   7.87      $   6.85      $   7.60      $   7.53      $   7.75      $   7.76
                                             --------      --------      --------      --------      --------      --------
Income From Investment Operations
Net Investment Income ..................         0.39          0.42          0.41          0.40          0.39          0.20
Net Realized and Unrealized Gain
  (Loss) on Investments ................        (1.01)         0.74         (0.07)         0.23          0.01         (0.22)
                                             --------      --------      --------      --------      --------      --------
Total From Investment Operations .......        (0.62)         1.16          0.34          0.63          0.40         (0.02)
                                             --------      --------      --------      --------      --------      --------
Less Distributions
Dividends From Net Investment Income ...        (0.40)        (0.41)        (0.41)        (0.41)        (0.39)        (0.20)
                                             --------      --------      --------      --------      --------      --------
Total Distributions ....................        (0.40)        (0.41)        (0.41)        (0.41)        (0.39)        (0.20)
                                             --------      --------      --------      --------      --------      --------
Net Asset Value, End of the Period .....     $   6.85      $   7.60      $   7.53      $   7.75      $   7.76      $   7.54
                                             ========      ========      ========      ========      ========      ========
Total Return (%) (a) ...................         (8.0)         17.2           4.6           8.6           5.3          (0.3)
Ratio of Operating Expenses to
  Average Net Assets (%) ...............         0.92          0.93          0.92          0.93          0.93          0.93(b)
Ratio of Net Investment Income to
  Average Net Assets (%) ...............         5.44          5.52          5.46          5.19          5.03          5.05(b)
Portfolio Turnover Rate (%) ............           88            93            24            14            26           164
Net Assets, End of the Period (000) ....     $184,202      $195,301      $180,983      $177,099      $172,643      $166,458

(a) A sales charge is not reflected in total return calculations.
(b) Computed on an annualized basis.

                                       See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
                                                    FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
(unaudited)
                                                                               CLASS B
                                             -------------------------------------------------------------------------------
                                                                                                                 SIX MONTHS
                                                                 YEAR ENDED DECEMBER 31,                             ENDED
                                              ---------------------------------------------------------------      JUNE 30,
                                              1994          1995          1996          1997           1998         1999
                                              ---------------------------------------------------------------     ----------
Net Asset Value, Beginning of the Period     $   7.86      $   6.85      $   7.60      $   7.53      $   7.75      $   7.76
                                             --------      --------      --------      --------      --------      --------
Income From Investment Operations
Net Investment Income ..................         0.34          0.36          0.35          0.34          0.33          0.17
Net Realized and Unrealized Gain
  (Loss) on Investments ................        (1.01)         0.74         (0.07)         0.23          0.01         (0.22)
                                             --------      --------      --------      --------      --------      --------
Total From Investment Operations .......        (0.67)         1.10          0.28          0.57          0.34         (0.05)
                                             --------      --------      --------      --------      --------      --------
Less Distributions
Dividends From Net Investment Income ...        (0.34)        (0.35)        (0.35)        (0.35)        (0.33)        (0.17)
                                             --------      --------      --------      --------      --------      --------
Total Distributions ....................        (0.34)        (0.35)        (0.35)        (0.35)        (0.33)        (0.17)
                                             --------      --------      --------      --------      --------      --------
Net Asset Value, End of the Period .....     $   6.85      $   7.60      $   7.53      $   7.75      $   7.76      $   7.54
                                             ========      ========      ========      ========      ========      ========
Total Return (%) (a) ...................         (8.6)         16.3           3.9           7.8           4.5          (0.7)
Ratio of Operating Expenses to
  Average Net Assets (%) ...............         1.67          1.68          1.67          1.68          1.68          1.68(b)
Ratio of Net Investment Income to
  Average Net Assets (%) ...............         4.69          4.77          4.71          4.44          4.28          4.30(b)
Portfolio Turnover Rate (%) ............           88            93            24            14            26        164 b)
Net Assets, End of the Period (000) ....     $  7,779      $ 12,069      $ 12,568      $ 13,356      $ 15,878      $ 16,425

(a) A contingent deferred sales charge is not reflected in total return calculations. (b) Computed on an annualized basis.

                                       See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares is a "Fund").

The Fund offers both Class A and Class B shares. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. WHEN-ISSUED SECURITIES. Delivery and payment for securities purchased on a when-issued or delayed delivery basis can take place one month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period. At June 30, 1999 the Fund held no such securities.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences will result in reclassification to the capital accounts.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999 purchases and sales of securities (excluding short-term investments) were $154,200,966 and $151,499,032 respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.50% of the first $100 million of the Fund's average daily net assets and 0.375% of such assets in excess of $100 million, reduced by the payment to the Fund's investment subadviser, Back Bay Advisors, L.P., ("Back Bay") at the rate of 0.25% of the first $100 million of the Fund's average daily net assets and 0.1875% of such assets in excess of $100 million. Certain officers and directors of NEFM are also officers or Trustees of the Fund. NEFM and Back Bay Advisors are wholly owned subsidiaries of Nvest Companies, L.P., ("Nvest") which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay Advisors under the management and subadvisory agreements in effect during the six months ended June 30, 1999 are as follows:

                                 Fees Earned
                                 -----------
                           NEFM               $ 203,333
                           Back Bay              203,333

The effective annualized management fee for the six months ended June 30, 1999 was 0.44%.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and related clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999 these expenses amounted to $30,315 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as the sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $108,717 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds"), the Fund's distributor, (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $209,817 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at June 30, 1999 is $1,700,600.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $19,972 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 1999, the Fund paid New England Funds $59,915 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the six months ended June 30, 1999 amounted to $106,483.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each Fund.

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. CONCENTRATION OF CREDIT. At June 30, 1999, the Fund had the following industry concentrations in excess of 10% as a percentage of the Fund's total net assets: Airports 17.9%. The Fund also had more than 10% of its total net assets invested in: New York 24.9% and Pennsylvania 10.5% at June 30, 1999. Certain risks arise from concentrating investments in any state. Certain revenue or tax related events in a state may impair the ability of issuers of municipal securities to pay principal and interest on their obligations.

5. CAPITAL SHARES. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                                                   YEAR ENDED                       SIX MONTHS ENDED
                                                                DECEMBER 31 ,1998                    JUNE 30, 1999
                                                         ------------------------------       ------------------------------
 CLASS A                                                    SHARES           AMOUNT             SHARES          AMOUNT
 -------                                                    ------           ------             ------          ------
  Shares sold ........................................     1,861,867       $ 14,499,337         1,237,628      $  9,516,780
  Shares issued in connection with the reinvestment of:
  Dividends from net investment income ...............       383,600          2,983,011           380,620         2,931,462
                                                          ----------       ------------        ----------      ------------
                                                           2,245,467         17,482,348         1,618,248        12,448,242
  Shares repurchased .................................    (2,848,146)       (22,174,070)       (1,793,839)      (13,845,583)
                                                          ----------       ------------        ----------      ------------
  Net increase (decrease) ............................      (602,679)      $ (4,691,722)         (175,591)     $ (1,397,341)
                                                          ----------       ------------        ----------      ------------

                                                                   YEAR ENDED                       SIX MONTHS ENDED
                                                                DECEMBER 31 ,1998                    JUNE 30, 1999
                                                         ------------------------------       ------------------------------
 CLASS B                                                    SHARES           AMOUNT             SHARES          AMOUNT
 -------                                                    ------           ------             ------          ------

  Shares sold ........................................       530,845       $  4,138,179           243,639      $  1,875,146
  Shares issued in connection with the reinvestment of:
  Dividends from net investment income .21,211 .......       164,921             24,815           191,111
                                                          ----------       ------------        ----------      ------------
                                                             552,056          4,303,100           268,454         2,066,257
  Shares repurchased .................................      (229,346)        (1,783,503)         (136,580)       (1,053,163)
                                                          ----------       ------------        ----------      ------------
  Net increase (decrease) ............................       322,710       $  2,519,597           131,874      $  1,013,094
                                                          ----------       ------------        ----------      ------------
  Increase (decrease) derived from capital shares transa    (279,969)      $ (2,172,125)          (43,717)     $   (384,247)
                                                          ==========       ============         =========      ============

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------
TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME Distributions - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges. A small portion of income may be subject to federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

                                           FIVE GOOD REASONS TO INVEST REGULARLY
--------------------------------------------------------------------------------

1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market.

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high. Because this program involves continuous investment in securities regardless of fluctuating prices, the investor should consider his or her financial ability to continue purchases during periods of high or low prices.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

Past performance is no guarantee of future results. Please call New England Funds for a prospectus, which contains more information, including charges and other ongoing expenses. Please read prospectus carefully before you invest.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at
                                 www.NASDR.com.

       Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999.
       Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

    This material represents Year 2000 Readiness Disclosure pursuant to the Year 2000 Information and Readiness Disclosure Act.

                                                              ------------------
         [LOGO](R)                                                BULK RATE
   NEW ENGLAND FUNDS(R)                                          U.S. POSTAGE
Where The Best Minds Meet(R)                                         PAID
                                                                 BROCKTON, MA
                                                                PERMIT NO. 770
                                                              ------------------


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   399 Boylston Street

  Boston, Massachusetts

           02116
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      MU58-0699

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